Transamerica Large Core

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.6%
Boeing Co.	1,723	$ 334,589
Howmet Aerospace, Inc.	5,557	136,591
Huntington Ingalls Industries, Inc.	2,080	327,247
Lockheed Martin Corp.	4,571	1,471,039
Northrop Grumman Corp.	1,167	334,474
Raytheon Technologies Corp.	4,718	314,832

		2,918,772

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	8,235	737,197
FedEx Corp.	1,797	422,906
United Parcel Service, Inc., Class B	6,100	945,500

		2,105,603

Airlines - 0.1%
Alaska Air Group, Inc.	2,118	103,422
Southwest Airlines Co.	2,063	90,648

		194,070

Automobiles - 2.4%
Ford Motor Co. (A)	48,590	511,653
General Motors Co.	12,355	626,152
Tesla, Inc. (A)	4,163	3,303,465

		4,441,270

Banks - 3.8%
Bank of America Corp.	20,314	602,310
Citigroup, Inc.	6,622	384,010
Fifth Third Bancorp	20,631	596,855
JPMorgan Chase & Co.	21,160	2,722,657
People’s United Financial, Inc.	42,075	574,745
SVB Financial Group (A)	1,589	695,632
US Bancorp	24,365	1,044,040
Wells Fargo & Co.	15,055	449,843

		7,070,092

Beverages - 0.9%
Coca-Cola Co.	4,342	209,067
Constellation Brands, Inc., Class A	1,707	360,058
Monster Beverage Corp. (A)	2,965	257,451
PepsiCo, Inc.	5,453	744,716

		1,571,292

Biotechnology - 2.1%
AbbVie, Inc.	6,442	660,176
Alexion Pharmaceuticals, Inc. (A)	3,076	471,643
Amgen, Inc.	5,206	1,256,884
Biogen, Inc. (A)	911	257,458
Gilead Sciences, Inc.	10,500	688,800
Vertex Pharmaceuticals, Inc. (A)	2,485	569,264

		3,904,225

Building Products - 0.5%
A.O. Smith Corp.	9,820	533,226
Fortune Brands Home & Security, Inc.	1,989	171,551
Masco Corp.	5,292	287,409

		992,186

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.5%
Ameriprise Financial, Inc.	901	$ 178,281
BlackRock, Inc.	1,550	1,086,953
Cboe Global Markets, Inc.	3,646	334,448
Moody’s Corp.	2,015	536,514
Nasdaq, Inc.	343	46,398
Raymond James Financial, Inc.	7,495	748,975
S&P Global, Inc.	3,187	1,010,279
State Street Corp.	7,385	516,950
T. Rowe Price Group, Inc.	890	139,267

		4,598,065

Chemicals - 1.5%
Corteva, Inc.	1,993	79,441
Dow, Inc.	12,944	671,793
FMC Corp.	2,847	308,302
Mosaic Co.	6,105	158,486
PPG Industries, Inc.	6,249	841,803
Sherwin-Williams Co.	1,030	712,554

		2,772,379

Commercial Services & Supplies - 0.2%
Republic Services, Inc.	2,037	184,389
Rollins, Inc.	4,511	162,486

		346,875

Communications Equipment - 0.9%
Arista Networks, Inc. (A)	451	138,710
Cisco Systems, Inc.	33,279	1,483,578
Motorola Solutions, Inc.	408	68,360

		1,690,648

Consumer Finance - 0.4%
Capital One Financial Corp.	4,018	418,917
Discover Financial Services	908	75,854
Synchrony Financial	6,096	205,130

		699,901

Containers & Packaging - 0.4%
International Paper Co.	10,724	539,525
WestRock Co.	2,708	112,192

		651,717

Distributors - 0.3%
LKQ Corp. (A)	4,238	148,711
Pool Corp.	1,286	455,476

		604,187

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (A)	12,045	2,744,694

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	54,770	1,568,065
Lumen Technologies, Inc.	7,482	92,627
Verizon Communications, Inc.	22,404	1,226,619

		2,887,311

Electric Utilities - 1.4%
Evergy, Inc.	20,920	1,124,032
NRG Energy, Inc.	9,591	397,163
Pinnacle West Capital Corp.	10,245	770,936
Southern Co.	4,461	262,842

		2,554,973

Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Baker Hughes Co.	4,340	$ 87,191
Halliburton Co.	13,821	243,664
NOV, Inc.	13,722	169,878
Schlumberger NV	2,047	45,464
TechnipFMC PLC	35,254	376,865

		923,062

Entertainment - 1.7%
Activision Blizzard, Inc.	9,789	890,799
Electronic Arts, Inc.	3,627	519,386
Netflix, Inc. (A)	1,396	743,217
Take-Two Interactive Software, Inc. (A)	1,345	269,605
Walt Disney Co. (A)	4,243	713,545

		3,136,552

Equity Real Estate Investment Trusts - 2.2%
American Tower Corp.	555	126,185
Duke Realty Corp.	11,455	453,160
Extra Space Storage, Inc.	4,059	461,873
Iron Mountain, Inc.	1,564	52,660
Mid-America Apartment Communities, Inc.	445	59,074
Public Storage	6,536	1,487,724
SBA Communications Corp.	1,994	535,728
Simon Property Group, Inc.	4,077	378,876
Weyerhaeuser Co.	16,055	500,755

		4,056,035

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,647	580,452
Kroger Co.	7,742	267,099
Walmart, Inc.	8,501	1,194,306

		2,041,857

Food Products - 1.5%
Campbell Soup Co.	8,626	414,997
Conagra Brands, Inc.	11,503	398,004
General Mills, Inc.	5,923	344,126
Hershey Co.	3,525	512,676
J.M. Smucker Co.	1,777	206,861
Kellogg Co.	6,901	406,745
Tyson Foods, Inc., Class A	6,204	398,979

		2,682,388

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	14,667	1,812,695
ABIOMED, Inc. (A)	689	239,944
Align Technology, Inc. (A)	370	194,391
Danaher Corp.	3,618	860,505
DENTSPLY SIRONA, Inc.	1,401	74,939
DexCom, Inc. (A)	132	49,480
Edwards Lifesciences Corp. (A)	810	66,890
Hologic, Inc. (A)	5,581	444,973
Intuitive Surgical, Inc. (A)	821	613,812
Medtronic PLC	6,400	712,512
ResMed, Inc.	1,661	334,808
West Pharmaceutical Services, Inc.	691	206,948

		5,611,897

Health Care Providers & Services - 3.0%
Anthem, Inc.	1,170	347,467
Cardinal Health, Inc.	5,952	319,801
Cigna Corp.	745	161,702
CVS Health Corp.	12,640	905,656
DaVita, Inc. (A)	3,201	375,701

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	1,511	$ 245,507
Humana, Inc.	1,243	476,206
Laboratory Corp. of America Holdings (A)	1,107	253,403
Quest Diagnostics, Inc.	2,045	264,112
UnitedHealth Group, Inc.	6,213	2,072,533
Universal Health Services, Inc., Class B	532	66,330

		5,488,418

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	7,830	146,186
Chipotle Mexican Grill, Inc. (A)	140	207,200
Domino’s Pizza, Inc.	391	144,967
Marriott International, Inc., Class A	2,270	264,024
McDonald’s Corp.	3,819	793,741
Royal Caribbean Cruises, Ltd.	850	55,250
Starbucks Corp.	1,717	166,223
Yum! Brands, Inc.	1,858	188,568

		1,966,159

Household Durables - 1.0%
D.R. Horton, Inc.	4,636	356,045
Garmin, Ltd.	4,459	512,161
Lennar Corp., Class A	2,909	241,883
Mohawk Industries, Inc. (A)	474	68,066
Newell Brands, Inc.	17,205	413,264
PulteGroup, Inc.	6,586	286,491

		1,877,910

Household Products - 2.5%
Clorox Co.	2,780	582,299
Colgate-Palmolive Co.	9,372	731,016
Kimberly-Clark Corp.	8,120	1,072,652
Procter & Gamble Co.	16,978	2,176,749

		4,562,716

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	4,820	117,560

Industrial Conglomerates - 0.8%
3M Co.	6,108	1,072,931
General Electric Co.	45,201	482,747

		1,555,678

Insurance - 2.1%
Aflac, Inc.	21,568	974,442
Allstate Corp.	4,145	444,261
Aon PLC, Class A	658	133,640
Arthur J. Gallagher & Co.	3,032	349,923
Cincinnati Financial Corp.	2,881	242,264
Everest Re Group, Ltd.	1,235	260,684
Hartford Financial Services Group, Inc.	5,013	240,724
MetLife, Inc.	5,585	268,918
Progressive Corp.	9,138	796,742
Prudential Financial, Inc.	3,040	237,971

		3,949,569

Interactive Media & Services - 5.8%
Alphabet, Inc., Class A (A)	1,141	2,085,018
Alphabet, Inc., Class C (A)	2,585	4,745,388
Facebook, Inc., Class A (A)	14,695	3,796,159
Twitter, Inc. (A)	1,424	71,955

		10,698,520

Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (A)	2,461	7,890,458

Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
eBay, Inc.	10,043	$ 567,530
Etsy, Inc. (A)	740	147,327

		8,605,315

IT Services - 4.8%
Accenture PLC, Class A	6,357	1,537,885
Akamai Technologies, Inc. (A)	1,645	182,644
Automatic Data Processing, Inc.	1,083	178,825
Cognizant Technology Solutions Corp., Class A	6,744	525,695
Fidelity National Information Services, Inc.	1,425	175,931
Fiserv, Inc. (A)	3,010	309,097
FleetCor Technologies, Inc. (A)	932	226,243
Gartner, Inc. (A)	2,779	422,158
International Business Machines Corp.	7,182	855,448
Jack Henry & Associates, Inc.	2,116	306,376
Mastercard, Inc., Class A	4,438	1,403,695
Paychex, Inc.	1,601	139,799
PayPal Holdings, Inc. (A)	5,796	1,358,061
Visa, Inc., Class A	5,961	1,151,963

		8,773,820

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	5,412	650,360
Illumina, Inc. (A)	1,283	547,122
Mettler-Toledo International, Inc. (A)	256	299,034
PerkinElmer, Inc.	3,380	497,097
Thermo Fisher Scientific, Inc.	2,492	1,270,172

		3,263,785

Machinery - 2.1%
Caterpillar, Inc.	3,068	560,953
Cummins, Inc.	4,003	938,383
Deere & Co.	1,816	524,461
Illinois Tool Works, Inc.	1,893	367,640
Otis Worldwide Corp.	4,999	323,185
PACCAR, Inc.	6,005	547,776
Snap-on, Inc.	2,796	503,252
Stanley Black & Decker, Inc.	386	66,967

		3,832,617

Media - 1.9%
Charter Communications, Inc., Class A (A)	2,100	1,275,876
Comcast Corp., Class A	30,067	1,490,421
Discovery, Inc., Class C (A)	9,284	325,219
DISH Network Corp., Class A (A)	3,611	104,791
Fox Corp., Class A	6,513	203,075
Fox Corp., Class B (A)	2,135	63,815

		3,463,197

Metals & Mining - 0.5%
Newmont Corp.	5,912	352,355
Nucor Corp.	11,646	567,510

		919,865

Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	20,682	436,183
Dominion Energy, Inc.	12,695	925,339
NiSource, Inc.	7,455	165,128

		1,526,650

Multiline Retail - 0.8%
Dollar General Corp.	2,630	511,824

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Dollar Tree, Inc. (A)	3,133	$ 318,501
Target Corp.	3,194	578,657

		1,408,982

Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	9,128	777,706
ConocoPhillips	7,494	299,985
Exxon Mobil Corp.	11,804	529,291
HollyFrontier Corp.	4,363	124,171
Marathon Oil Corp.	46,302	335,227
Occidental Petroleum Corp.	7,621	152,877
Pioneer Natural Resources Co.	4,147	501,372
Valero Energy Corp.	2,142	120,873

		2,841,502

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	13,382	822,056
Eli Lilly & Co.	4,224	878,466
Johnson & Johnson	12,467	2,033,742
Merck & Co., Inc.	4,501	346,892
Pfizer, Inc.	38,028	1,365,205
Zoetis, Inc.	3,888	599,724

		6,046,085

Professional Services - 0.2%
Nielsen Holdings PLC	3,752	83,782
Robert Half International, Inc.	5,295	357,413

		441,195

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,181	254,957

Road & Rail - 0.7%
CSX Corp.	6,382	547,289
Old Dominion Freight Line, Inc.	2,634	510,996
Union Pacific Corp.	864	170,614

		1,228,899

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (A)	6,650	569,506
Applied Materials, Inc.	5,874	567,898
Broadcom, Inc.	2,805	1,263,653
Enphase Energy, Inc. (A)	662	120,716
Intel Corp.	21,993	1,220,831
KLA Corp.	1,766	494,604
Microchip Technology, Inc.	3,059	416,360
Micron Technology, Inc. (A)	5,994	469,150
NVIDIA Corp.	3,723	1,934,434
Qorvo, Inc. (A)	2,210	377,645
QUALCOMM, Inc.	8,583	1,341,351
Texas Instruments, Inc.	10,429	1,727,981

		10,504,129

Software - 8.9%
Adobe, Inc. (A)	4,000	1,835,080
Autodesk, Inc. (A)	1,322	366,763
Citrix Systems, Inc.	2,472	329,542
Intuit, Inc.	954	344,613
Microsoft Corp.	48,557	11,263,282
NortonLifeLock, Inc.	1,692	35,651
Oracle Corp.	4,713	284,807
salesforce.com, Inc. (A)	3,627	818,106
ServiceNow, Inc. (A)	1,301	706,651
Tyler Technologies, Inc. (A)	741	313,287

		16,297,782

Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.7%
AutoZone, Inc. (A)	160	$ 178,939
Best Buy Co., Inc.	1,053	114,588
Gap, Inc. (A)	3,676	74,439
Home Depot, Inc.	8,621	2,334,739
L Brands, Inc.	1,713	69,822
Lowe’s Cos., Inc.	5,478	914,004
O’Reilly Automotive, Inc. (A)	764	325,059
TJX Cos., Inc.	11,283	722,563
Tractor Supply Co.	1,374	194,751

		4,928,904

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	98,544	13,003,866
HP, Inc.	14,612	355,656

		13,359,522

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	9,206	140,760

Tobacco - 0.7%
Altria Group, Inc.	17,567	721,652
Philip Morris International, Inc.	8,255	657,511

		1,379,163

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,517	160,340
United Rentals, Inc. (A)	824	200,240

		360,580

Total Common Stocks (Cost $139,526,673)		180,994,290

EXCHANGE-TRADED FUND - 1.5%
U.S. Equity Fund - 1.5%
SPDR S&P 500 ETF Trust	7,515	2,781,076

Total Exchange-Traded Fund (Cost $2,649,336)		2,781,076

Total Investments (Cost $142,176,009)		183,775,366
Net Other Assets (Liabilities) - 0.1%		252,743

Net Assets - 100.0%		$ 184,028,109

Transamerica Funds	Page 4

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$180,994,290	$—	$—	$180,994,290
Exchange-Traded Fund	2,781,076	—	—	2,781,076

Total Investments	$183,775,366	$—	$—	$183,775,366

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 5

Transamerica Large Core

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 6